Accounts Receivable (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Aging Of Accounts Receivable [Line Items]
Total	$ 19,406,354	$ 19,370,665	$ 26,962,085
Within 90 days
Aging Of Accounts Receivable [Line Items]
Total	0	1,219,526
91-180 days
Aging Of Accounts Receivable [Line Items]
Total	1,142,599	633
181-365 days
Aging Of Accounts Receivable [Line Items]
Total	11,215,027	12,385,193
More than 1 year
Aging Of Accounts Receivable [Line Items]
Total	$ 6,894,513	$ 5,765,313

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")